Investment in Equity Investee - Schedule of Investment in Equity Investee (Detail) ₨ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Schedule Of Equity Method Investments [Line Items]
Investment in equity investee	₨ 26	$ 300	₨ 0
Associate [Member]
Schedule Of Equity Method Investments [Line Items]
Investment in equity investee	₨ 26	$ 300	₨ 0